UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Small Cap Enhanced Index Fund

May 31, 2018

SCE-QTLY-0718
1.870936.110

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	285,900	$4,522,938
Cooper-Standard Holding, Inc. (a)	28,087	3,488,405
Dana Holding Corp.	53,304	1,188,679
Tenneco, Inc.	91,644	4,048,832
Tower International, Inc.	1,483	43,600
		13,292,454
Distributors - 0.0%
Weyco Group, Inc.	368	12,759
Diversified Consumer Services - 0.5%
K12, Inc. (a)	238,404	3,847,841
Liberty Tax, Inc. (b)	10,093	105,977
		3,953,818
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc.	34,200	725,724
ILG, Inc.	14,318	490,248
Penn National Gaming, Inc. (a)(b)	67,331	2,294,640
		3,510,612
Household Durables - 2.8%
Bassett Furniture Industries, Inc.	8,791	243,071
Beazer Homes U.S.A., Inc. (a)	67,830	1,024,233
Flexsteel Industries, Inc.	42,065	1,567,763
Hamilton Beach Brands Holding Co. Class A	1,545	43,306
KB Home	175,786	4,630,203
La-Z-Boy, Inc.	145,172	4,529,366
M.D.C. Holdings, Inc.	117,141	3,699,313
Taylor Morrison Home Corp. (a)	204,500	4,396,750
TRI Pointe Homes, Inc. (a)	27,229	469,973
William Lyon Homes, Inc. (a)	83,382	1,988,661
		22,592,639
Internet & Direct Marketing Retail - 0.6%
Liberty TripAdvisor Holdings, Inc. (a)	13,922	203,957
PetMed Express, Inc. (b)	8,242	296,465
Shutterfly, Inc. (a)(b)	46,877	4,413,001
		4,913,423
Leisure Products - 0.8%
Callaway Golf Co.	51,455	974,558
Johnson Outdoors, Inc. Class A	40,475	3,071,243
MCBC Holdings, Inc. (a)	62,765	1,850,940
Nautilus, Inc. (a)	18,148	271,313
		6,168,054
Media - 0.3%
A.H. Belo Corp. Class A	12,427	59,028
Entravision Communication Corp. Class A	175,206	700,824
New Media Investment Group, Inc.	70,155	1,171,589
Saga Communications, Inc. Class A	921	35,689
The McClatchy Co. Class A (a)	5,222	53,682
		2,020,812
Multiline Retail - 0.1%
Big Lots, Inc. (b)	26,762	1,094,833
Specialty Retail - 2.9%
Aaron's, Inc. Class A	74,096	2,947,539
Abercrombie & Fitch Co. Class A	56,739	1,353,225
Ascena Retail Group, Inc. (a)	284	926
Barnes & Noble Education, Inc. (a)	8,467	53,681
Barnes & Noble, Inc.	68,789	402,416
Chico's FAS, Inc.	353,343	2,989,282
DSW, Inc. Class A	159,665	3,812,800
Haverty Furniture Companies, Inc.	26,780	535,600
Office Depot, Inc.	1,033,909	2,440,025
Party City Holdco, Inc. (a)(b)	86,100	1,265,670
Shoe Carnival, Inc.	7,760	249,950
Sleep Number Corp. (a)(b)	45,051	1,260,076
Tailored Brands, Inc. (b)	117,036	3,839,951
The Children's Place Retail Stores, Inc.	9,496	1,222,610
Tilly's, Inc.	35,436	487,599
		22,861,350
Textiles, Apparel & Luxury Goods - 2.4%
Cadence Bancorp	18,595	543,160
Columbia Sportswear Co.	33,351	2,905,206
Crocs, Inc. (a)	267,628	4,774,484
Deckers Outdoor Corp. (a)	44,869	5,077,376
Fossil Group, Inc. (a)(b)	70,028	1,532,213
J.Jill, Inc. (a)(b)	9,176	71,940
Movado Group, Inc.	76,760	3,768,916
Newmark Group, Inc.	57,224	768,518
		19,441,813

TOTAL CONSUMER DISCRETIONARY		99,862,567

CONSUMER STAPLES - 2.8%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	19,498	4,949,567
National Beverage Corp. (b)	683	64,393
		5,013,960
Food & Staples Retailing - 0.7%
Ingles Markets, Inc. Class A	67,463	1,936,188
SpartanNash Co.	138,439	3,427,750
Village Super Market, Inc. Class A	5,691	165,267
Weis Markets, Inc.	1,798	98,045
		5,627,250
Food Products - 0.6%
Darling International, Inc. (a)	17,044	320,257
Sanderson Farms, Inc. (b)	41,604	4,072,200
Seneca Foods Corp. Class A (a)	5,385	145,934
		4,538,391
Personal Products - 0.8%
Inter Parfums, Inc.	782	41,681
MediFast, Inc.	33,624	4,925,580
Natural Health Trends Corp. (b)	1,363	30,041
USANA Health Sciences, Inc. (a)	14,302	1,673,334
		6,670,636
Tobacco - 0.1%
Turning Point Brands, Inc.	1,362	36,883
Universal Corp.	10,065	665,800
		702,683

TOTAL CONSUMER STAPLES		22,552,920

ENERGY - 3.8%
Energy Equipment & Services - 0.7%
Frank's International NV (b)	8,618	63,601
Mammoth Energy Services, Inc. (a)	5,764	217,649
McDermott International, Inc. (a)(b)	141,362	3,071,796
PHI, Inc. (non-vtg.) (a)	9,770	111,378
SEACOR Holdings, Inc. (a)	6,376	333,018
Superior Energy Services, Inc. (a)	3,727	40,736
U.S. Silica Holdings, Inc.	51,438	1,590,977
		5,429,155
Oil, Gas & Consumable Fuels - 3.1%
Adams Resources & Energy, Inc.	616	27,209
Arch Coal, Inc.	54,965	4,515,924
California Resources Corp. (a)(b)	91,073	3,346,022
CVR Energy, Inc. (b)	89,102	3,361,818
Delek U.S. Holdings, Inc.	86,623	4,831,831
Denbury Resources, Inc. (a)(b)	72,353	307,500
Evolution Petroleum Corp.	16,932	160,854
Hallador Energy Co.	96	719
Highpoint Resources, Inc. (a)	64,368	459,588
NACCO Industries, Inc. Class A	837	32,099
Overseas Shipholding Group, Inc. (a)	168,060	611,738
Peabody Energy Corp.	72,322	3,129,373
Renewable Energy Group, Inc. (a)(b)	15,620	278,817
W&T Offshore, Inc. (a)	539,306	3,694,246
		24,757,738

TOTAL ENERGY		30,186,893

FINANCIALS - 16.7%
Banks - 7.2%
BancFirst Corp.	63,975	3,822,506
Bankwell Financial Group, Inc.	269	8,336
C & F Financial Corp.	316	19,086
Capital City Bank Group, Inc.	940	21,188
Cathay General Bancorp	120,233	5,072,630
Community Trust Bancorp, Inc.	7,400	377,770
Evans Bancorp, Inc.	172	8,007
Fidelity Southern Corp.	38,272	934,602
First Bancorp, North Carolina	1,473	61,292
First Bancorp, Puerto Rico (a)	393,562	3,050,106
First Busey Corp.	5,281	169,573
First Citizen Bancshares, Inc.	1,216	534,177
First Financial Bancorp, Ohio	33,135	1,042,096
First Interstate Bancsystem, Inc.	12,760	556,974
Fulton Financial Corp.	279,905	4,884,342
Great Southern Bancorp, Inc.	24,153	1,388,798
Hancock Whitney Corp.	103,743	5,213,086
Hanmi Financial Corp.	5,470	163,827
Hilltop Holdings, Inc.	25,926	607,965
Hope Bancorp, Inc.	7,375	132,676
IBERIABANK Corp.	35,405	2,828,860
Independent Bank Corp.	2,751	70,288
International Bancshares Corp.	91,302	3,944,246
Investors Bancorp, Inc.	127,119	1,695,767
LegacyTexas Financial Group, Inc.	28,859	1,211,789
MB Financial, Inc.	455	22,472
Midland States Bancorp, Inc.	17	551
Northeast Bancorp	4,763	103,833
OFG Bancorp	416	5,866
Old National Bancorp, Indiana	13,432	241,104
Peapack-Gladstone Financial Corp.	5,170	178,365
QCR Holdings, Inc.	643	30,896
Renasant Corp.	6,624	317,422
Republic Bancorp, Inc., Kentucky Class A	5,311	233,206
S&T Bancorp, Inc.	1,422	64,232
Sandy Spring Bancorp, Inc.	24,795	1,030,232
Sierra Bancorp	2,238	63,201
The Bank of NT Butterfield & Son Ltd.	4,020	191,955
TowneBank	11,584	366,634
UMB Financial Corp.	19,000	1,463,950
Umpqua Holdings Corp.	242,820	5,715,983
Valley National Bancorp	272,151	3,459,039
Wintrust Financial Corp.	62,286	5,737,163
		57,046,091
Capital Markets - 3.2%
Arlington Asset Investment Corp. (b)	30,779	352,112
Artisan Partners Asset Management, Inc.	138,004	4,457,529
Diamond Hill Investment Group, Inc.	419	82,099
Evercore, Inc. Class A	52,149	5,444,356
Financial Engines, Inc.	3,109	138,817
Gain Capital Holdings, Inc. (b)	11,270	92,752
Houlihan Lokey	8,853	432,823
INTL FCStone, Inc. (a)	66,148	3,307,400
Investment Technology Group, Inc.	40,505	888,680
Manning & Napier, Inc. Class A	29,267	90,728
Moelis & Co. Class A	36,810	2,180,993
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,330	262,640
Piper Jaffray Companies	43,777	3,274,520
Vector Capital Corp. rights (a)(c)	8,300	0
Virtu Financial, Inc. Class A	7,890	244,985
Waddell & Reed Financial, Inc. Class A (b)	236,111	4,580,553
		25,830,987
Consumer Finance - 1.0%
CURO Group Holdings Corp. (a)(b)	19,378	445,888
Enova International, Inc. (a)	100,410	3,373,776
Nelnet, Inc. Class A	72,420	4,449,485
		8,269,149
Diversified Financial Services - 1.0%
Banco Latinoamericano de Comercio Exterior SA Series E	84,221	2,242,805
Cotiviti Holdings, Inc. (a)	130,482	4,450,741
Marlin Business Services Corp.	36,347	1,066,784
RBB Bancorp	994	30,208
		7,790,538
Insurance - 0.9%
EMC Insurance Group	2,021	52,081
Federated National Holding Co.	41,041	934,093
Kemper Corp.	40,023	3,099,781
National General Holdings Corp.	17,239	472,004
Selective Insurance Group, Inc.	9,267	526,829
Universal Insurance Holdings, Inc.	51,901	1,850,271
		6,935,059
Mortgage Real Estate Investment Trusts - 0.5%
Apollo Commercial Real Estate Finance, Inc. (b)	165,954	3,085,085
Cherry Hill Mortgage Investment Corp.	57,901	1,041,060
		4,126,145
Real Estate Management & Development - 0.5%
The RMR Group, Inc.	54,868	4,148,021
Thrifts & Mortgage Finance - 2.4%
Essent Group Ltd. (a)	124,502	4,270,419
Farmer Mac Class C (non-vtg.)	10,085	943,048
Lendingtree, Inc. (a)(b)	16,605	4,299,035
MGIC Investment Corp. (a)	1,788	18,577
NMI Holdings, Inc. (a)	24,662	410,622
Northwest Bancshares, Inc.	199,032	3,431,312
Ocwen Financial Corp. (a)	20,890	91,289
Radian Group, Inc.	20,123	319,956
Walker & Dunlop, Inc.	78,893	4,427,475
Waterstone Financial, Inc.	50,790	881,207
		19,092,940

TOTAL FINANCIALS		133,238,930

HEALTH CARE - 16.4%
Biotechnology - 4.9%
Acceleron Pharma, Inc. (a)	2,521	89,596
Acorda Therapeutics, Inc. (a)	11,068	290,535
Aimmune Therapeutics, Inc. (a)(b)	11,095	367,134
Akebia Therapeutics, Inc. (a)	28,734	282,168
AMAG Pharmaceuticals, Inc. (a)(b)	32,174	786,654
Amicus Therapeutics, Inc. (a)(b)	42,034	710,375
AnaptysBio, Inc. (a)	1,279	99,506
Applied Genetic Technologies Corp. (a)	22,750	102,375
Arena Pharmaceuticals, Inc. (a)	7,998	365,669
Array BioPharma, Inc. (a)	97,004	1,586,015
Atara Biotherapeutics, Inc. (a)(b)	3,956	197,009
bluebird bio, Inc. (a)	15,189	2,719,590
Blueprint Medicines Corp. (a)	11,687	982,643
ChemoCentryx, Inc. (a)	6,050	78,529
Clovis Oncology, Inc. (a)	7,394	347,222
Concert Pharmaceuticals, Inc. (a)	22,247	454,506
CytomX Therapeutics, Inc. (a)	31,844	817,435
Dyax Corp. rights 12/31/19 (a)(c)	29,085	102,670
Editas Medicine, Inc. (a)(b)	11,094	425,122
Emergent BioSolutions, Inc. (a)	25,219	1,300,292
Enanta Pharmaceuticals, Inc. (a)	10,538	1,051,587
Exact Sciences Corp. (a)(b)	34,016	2,025,313
FibroGen, Inc. (a)	26,427	1,424,415
Foundation Medicine, Inc. (a)(b)	11,210	1,111,472
Genomic Health, Inc. (a)	19,197	766,344
Global Blood Therapeutics, Inc. (a)(b)	5,411	260,540
Halozyme Therapeutics, Inc. (a)(b)	66,569	1,224,870
Heron Therapeutics, Inc. (a)(b)	7,309	238,273
ImmunoGen, Inc. (a)(b)	40,858	468,233
Immunomedics, Inc. (a)(b)	18,718	412,919
Insmed, Inc. (a)(b)	12,840	357,722
Iovance Biotherapeutics, Inc. (a)	2,922	42,661
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	24,556	456,250
Karyopharm Therapeutics, Inc. (a)	4,915	91,321
Kura Oncology, Inc. (a)(b)	4,591	76,440
Ligand Pharmaceuticals, Inc. Class B (a)(b)	9,321	1,791,776
Loxo Oncology, Inc. (a)(b)	11,526	2,043,906
Madrigal Pharmaceuticals, Inc. (a)(b)	1,767	469,333
Momenta Pharmaceuticals, Inc. (a)	13,570	320,252
Myriad Genetics, Inc. (a)	36,826	1,344,517
Novavax, Inc. (a)(b)	56,475	92,054
PDL BioPharma, Inc. (a)(b)	196,667	525,101
Pieris Pharmaceuticals, Inc. (a)(b)	80,895	454,630
Portola Pharmaceuticals, Inc. (a)(b)	10,499	421,535
PTC Therapeutics, Inc. (a)	28,879	978,998
Puma Biotechnology, Inc. (a)(b)	13,026	689,727
REGENXBIO, Inc. (a)	7,095	384,549
Repligen Corp. (a)(b)	4,257	185,946
Retrophin, Inc. (a)	22,703	635,911
Sage Therapeutics, Inc. (a)	12,341	1,884,347
Sangamo Therapeutics, Inc. (a)	51,958	854,709
Sarepta Therapeutics, Inc. (a)(b)	17,331	1,626,514
Spark Therapeutics, Inc. (a)(b)	4,825	384,987
Spectrum Pharmaceuticals, Inc. (a)(b)	11,081	213,752
Strongbridge Biopharma PLC (a)	16,088	104,572
Ultragenyx Pharmaceutical, Inc. (a)(b)	10,075	737,490
Vanda Pharmaceuticals, Inc. (a)	41,715	734,184
Xencor, Inc. (a)	3,578	143,156
		39,135,351
Health Care Equipment & Supplies - 3.3%
Angiodynamics, Inc. (a)	161,154	3,389,069
Cutera, Inc. (a)	14,315	601,230
Globus Medical, Inc. (a)	7,738	429,846
Haemonetics Corp. (a)	63,295	5,718,703
Inogen, Inc. (a)	892	162,959
Masimo Corp. (a)	32,134	3,182,873
Meridian Bioscience, Inc.	236,404	3,498,779
Novocure Ltd. (a)	56,943	1,790,857
Orthofix International NV (a)	57,157	3,123,630
Quidel Corp. (a)	44,325	2,779,178
Staar Surgical Co. (a)	21,662	644,445
SurModics, Inc. (a)	22,632	1,172,338
		26,493,907
Health Care Providers & Services - 5.1%
Aceto Corp.	4,151	10,959
Addus HomeCare Corp. (a)	8	458
Chemed Corp.	15,295	4,986,170
Civitas Solutions, Inc. (a)	18,617	299,734
Corvel Corp. (a)	40,563	2,048,432
G1 Therapeutics, Inc.	10,318	446,873
HealthSouth Corp.	96,572	6,253,037
Magellan Health Services, Inc. (a)	52,335	4,786,036
Molina Healthcare, Inc. (a)(b)	62,731	5,327,744
National Healthcare Corp.	47,049	3,124,054
Owens & Minor, Inc.	31,967	521,062
Providence Service Corp. (a)	18,595	1,338,840
R1 RCM, Inc. (a)	35,913	284,790
RadNet, Inc. (a)	209,167	2,656,421
Select Medical Holdings Corp. (a)	3,712	67,187
Tivity Health, Inc. (a)	121,883	4,271,999
Triple-S Management Corp. (a)	125,077	4,584,072
		41,007,868
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	205,796	2,603,319
HealthStream, Inc.	4,820	134,237
HMS Holdings Corp. (a)	46,983	1,016,242
Quality Systems, Inc. (a)	268,936	4,733,274
		8,487,072
Life Sciences Tools & Services - 0.5%
Cambrex Corp. (a)(b)	3,473	157,327
Codexis, Inc. (a)	29,297	439,455
Luminex Corp.	31,046	879,223
Medpace Holdings, Inc. (a)	14,605	615,747
PRA Health Sciences, Inc. (a)	13,910	1,180,959
Syneos Health, Inc. (a)	10,205	438,815
		3,711,526
Pharmaceuticals - 1.5%
Aerie Pharmaceuticals, Inc. (a)(b)	4,132	211,972
Amneal Pharmaceuticals, Inc. (a)(b)	5,177	102,194
Assembly Biosciences, Inc. (a)	6,078	257,039
Catalent, Inc. (a)	37,131	1,457,763
Corcept Therapeutics, Inc. (a)(b)	11,407	211,030
DepoMed, Inc. (a)	32,726	203,556
Durect Corp. (a)	90,529	173,816
Horizon Pharma PLC (a)	87,055	1,418,997
Mersana Therapeutics, Inc. (b)	7,197	150,633
Nektar Therapeutics (a)(b)	58,028	4,657,908
Pacira Pharmaceuticals, Inc. (a)	2,835	97,099
Phibro Animal Health Corp. Class A	17,154	775,361
Prestige Brands Holdings, Inc. (a)(b)	29,323	980,268
Supernus Pharmaceuticals, Inc. (a)	10,076	567,783
The Medicines Company (a)(b)	12,724	430,835
Zogenix, Inc. (a)	2,813	119,693
		11,815,947

TOTAL HEALTH CARE		130,651,671

INDUSTRIALS - 15.1%
Aerospace & Defense - 2.2%
AAR Corp.	21,473	959,628
Astronics Corp. (a)	32,874	1,157,165
Curtiss-Wright Corp.	44,744	5,693,674
Esterline Technologies Corp. (a)	12,039	878,245
KLX, Inc. (a)	6,974	514,890
Moog, Inc. Class A	57,723	4,706,156
Triumph Group, Inc.	130,650	2,769,780
Vectrus, Inc. (a)	23,473	752,779
		17,432,317
Airlines - 0.3%
Hawaiian Holdings, Inc.	57,108	2,112,996
Building Products - 0.5%
GMS, Inc. (a)	13,182	394,801
Jeld-Wen Holding, Inc. (a)	22,037	603,153
NCI Building Systems, Inc. (a)	80,618	1,543,835
Quanex Building Products Corp.	12,628	212,150
Universal Forest Products, Inc.	29,603	1,088,798
		3,842,737
Commercial Services & Supplies - 4.4%
ACCO Brands Corp.	37,817	487,839
ARC Document Solutions, Inc. (a)	7,634	14,886
Brady Corp. Class A	119,437	4,658,043
Deluxe Corp.	35,361	2,352,921
Ennis, Inc.	33,623	613,620
Essendant, Inc.	264,265	3,697,067
Herman Miller, Inc.	139,842	4,579,826
Kimball International, Inc. Class B	205,640	3,341,650
Knoll, Inc.	20,520	414,504
LSC Communications, Inc.	214,404	2,714,355
Msa Safety, Inc.	37,425	3,480,525
Quad/Graphics, Inc.	177,051	3,500,298
R.R. Donnelley & Sons Co.	5,644	35,219
SP Plus Corp. (a)	13,154	473,544
Steelcase, Inc. Class A	279,788	4,028,947
UniFirst Corp.	3,219	571,694
VSE Corp.	10,281	507,984
		35,472,922
Construction & Engineering - 1.9%
Argan, Inc.	80,234	3,105,056
EMCOR Group, Inc.	72,005	5,467,340
KBR, Inc.	145,777	2,685,212
Keane Group, Inc. (a)	8,530	124,965
Primoris Services Corp.	156,813	4,088,115
		15,470,688
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	1,743	84,291
EnerSys	19,350	1,546,259
Generac Holdings, Inc. (a)	19,620	982,766
LSI Industries, Inc.	14,387	79,129
Preformed Line Products Co.	2,766	213,120
		2,905,565
Machinery - 1.2%
Alamo Group, Inc.	14,425	1,330,129
Blue Bird Corp. (a)	6,817	127,819
Dmc Global, Inc.	3,098	138,945
Global Brass & Copper Holdings, Inc.	59,349	1,863,559
Greenbrier Companies, Inc. (b)	53,159	2,642,002
Hillenbrand, Inc.	4,541	211,838
Hurco Companies, Inc.	24,633	1,181,152
Hyster-Yale Materials Handling Class A	13,224	882,041
L.B. Foster Co. Class A (a)	3,403	78,950
Titan International, Inc.	17,405	202,072
Woodward, Inc.	10,273	778,385
		9,436,892
Marine - 0.2%
Costamare, Inc. (b)	135,559	988,225
Genco Shipping & Trading Ltd. (a)	24,993	458,122
		1,446,347
Professional Services - 2.9%
Barrett Business Services, Inc.	22,284	1,921,326
Heidrick & Struggles International, Inc.	76,980	2,909,844
ICF International, Inc.	4,867	343,854
Insperity, Inc.	60,049	5,524,508
Kelly Services, Inc. Class A (non-vtg.)	69,406	1,555,388
Kforce, Inc.	79,203	2,665,181
Korn/Ferry International	5,595	305,935
Resources Connection, Inc.	205,227	3,417,030
TriNet Group, Inc. (a)	82,025	4,399,821
TrueBlue, Inc. (a)	17,423	449,513
		23,492,400
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. (a)	54,696	2,291,762
Kaman Corp.	5,486	388,244
Rush Enterprises, Inc. Class A (a)	96,885	4,168,962
Triton International Ltd.	53,552	1,864,145
		8,713,113

TOTAL INDUSTRIALS		120,325,977

INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 1.0%
Communications Systems, Inc.	7,639	30,938
Comtech Telecommunications Corp.	17,789	556,796
Extreme Networks, Inc. (a)	76,931	662,376
InterDigital, Inc.	11,909	939,025
NetScout Systems, Inc. (a)	41,131	1,110,537
Plantronics, Inc.	70,025	5,101,321
		8,400,993
Electronic Equipment & Components - 4.6%
Anixter International, Inc. (a)	19,349	1,185,126
Bel Fuse, Inc. Class B (non-vtg.)	674	13,008
Belden, Inc. (b)	67,880	3,751,049
Benchmark Electronics, Inc.	81,107	2,246,664
Daktronics, Inc.	15,085	120,831
Electro Scientific Industries, Inc. (a)(b)	221,349	4,342,867
Kimball Electronics, Inc. (a)	83,061	1,553,241
Plexus Corp. (a)	19,661	1,143,287
ScanSource, Inc. (a)	38,582	1,510,485
SYNNEX Corp.	48,130	5,141,247
Systemax, Inc.	13,420	443,128
Tech Data Corp. (a)	61,116	5,305,480
TTM Technologies, Inc. (a)(b)	255,782	4,611,749
VeriFone Systems, Inc. (a)	4,620	105,059
Vishay Intertechnology, Inc.	240,456	5,097,667
		36,570,888
Internet Software & Services - 2.1%
AppFolio, Inc. (a)	21,993	1,301,986
Box, Inc. Class A (a)	172,493	4,429,620
Care.com, Inc. (a)	17,498	362,909
DHI Group, Inc. (a)	139,721	321,358
Etsy, Inc. (a)	78,330	2,533,192
New Relic, Inc. (a)	12,935	1,314,067
Twilio, Inc. Class A (a)(b)	10,994	593,346
XO Group, Inc. (a)	19,289	626,121
Yelp, Inc. (a)	120,146	5,148,256
		16,630,855
IT Services - 4.2%
Blackhawk Network Holdings, Inc. (a)	1,982	89,190
CACI International, Inc. Class A (a)	19,559	3,259,507
Convergys Corp.	118,833	2,809,212
CSG Systems International, Inc.	108,663	4,496,475
EPAM Systems, Inc. (a)	677	83,393
EVERTEC, Inc.	152,104	3,315,867
Hackett Group, Inc.	6,383	102,766
ManTech International Corp. Class A	26,618	1,434,976
Maximus, Inc.	86,585	5,273,027
Perficient, Inc. (a)	1,770	46,215
Science Applications International Corp.	28,441	2,515,606
Sykes Enterprises, Inc. (a)	97,158	2,734,998
Syntel, Inc. (a)(b)	86,376	2,720,844
Travelport Worldwide Ltd.	279,588	4,903,974
		33,786,050
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Energy Industries, Inc. (a)	14,650	960,015
Alpha & Omega Semiconductor Ltd. (a)	45,385	704,829
Amkor Technology, Inc. (a)	363,296	3,305,994
Cabot Microelectronics Corp.	22,086	2,499,473
Cirrus Logic, Inc. (a)	69,471	2,603,773
Cohu, Inc.	34,898	838,250
Entegris, Inc.	42,258	1,483,256
FormFactor, Inc. (a)	97,389	1,319,621
Lattice Semiconductor Corp. (a)	63,858	367,184
MKS Instruments, Inc.	55,072	6,179,078
Nanometrics, Inc. (a)	52,797	2,215,890
Rambus, Inc. (a)	271,779	3,658,145
Rudolph Technologies, Inc. (a)	127,263	4,263,311
SMART Global Holdings, Inc.	49,266	2,193,815
Synaptics, Inc. (a)(b)	53,561	2,251,704
Xperi Corp.	35,586	702,824
		35,547,162
Software - 2.1%
Aspen Technology, Inc. (a)	67,770	6,320,215
Glu Mobile, Inc. (a)	115,033	648,786
Pegasystems, Inc.	18,002	1,113,424
Progress Software Corp.	116,583	4,416,164
QAD, Inc. Class A	10,643	551,840
RingCentral, Inc. (a)	23,747	1,798,835
TiVo Corp.	46,421	668,462
Verint Systems, Inc. (a)	9,048	381,826
Workiva, Inc. (a)	17,427	453,102
Zedge, Inc. (a)	22,467	87,621
		16,440,275
Technology Hardware, Storage & Peripherals - 0.6%
Immersion Corp. (a)	52,581	797,654
Pure Storage, Inc. Class A (a)(b)	178,455	3,829,644
		4,627,298

TOTAL INFORMATION TECHNOLOGY		152,003,521

MATERIALS - 6.1%
Chemicals - 3.5%
Chase Corp.	8,901	1,058,774
FutureFuel Corp.	161,618	2,176,994
Kraton Performance Polymers, Inc. (a)	34,734	1,685,294
Kronos Worldwide, Inc.	171,358	4,239,397
Minerals Technologies, Inc.	14,545	1,061,785
PolyOne Corp.	79,054	3,313,944
Sensient Technologies Corp.	15,089	1,014,735
Stepan Co.	38,946	2,831,374
Tredegar Corp.	28	668
Trinseo SA	68,934	4,983,928
Tronox Ltd. Class A	227,717	4,183,161
Valhi, Inc.	127,077	817,105
		27,367,159
Containers & Packaging - 0.2%
Myers Industries, Inc.	91,216	1,787,834
UFP Technologies, Inc. (a)	797	24,388
		1,812,222
Metals & Mining - 0.8%
Atkore International Group, Inc. (a)	201,444	4,351,190
Schnitzer Steel Industries, Inc. Class A	35,246	1,097,913
Warrior Metropolitan Coal, Inc. (b)	39,819	1,081,882
		6,530,985
Paper& Forest Products - 1.6%
Boise Cascade Co.	19,818	945,319
Kapstone Paper & Packaging Corp.	7,839	269,662
Louisiana-Pacific Corp.	192,739	5,624,124
Schweitzer-Mauduit International, Inc.	99,044	4,339,118
Verso Corp. (a)	70,347	1,423,120
		12,601,343

TOTAL MATERIALS		48,311,709

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Ashford Hospitality Trust, Inc.	80,281	591,671
Braemar Hotels & Resorts, Inc.	26,615	292,765
Chesapeake Lodging Trust	82,038	2,644,085
DiamondRock Hospitality Co.	128,500	1,635,805
Gramercy Property Trust	27,815	766,860
Hersha Hospitality Trust	5,522	117,453
InfraReit, Inc.	36,429	778,123
iStar Financial, Inc. (a)	29,127	315,445
LaSalle Hotel Properties (SBI)	14,036	481,435
Pebblebrook Hotel Trust (b)	34,764	1,419,066
Potlatch Corp.	60,875	3,074,188
PS Business Parks, Inc.	7,929	971,778
RAIT Financial Trust	1,497	149
RLJ Lodging Trust	79,633	1,863,412
Ryman Hospitality Properties, Inc.	58,811	4,933,067
Sunstone Hotel Investors, Inc.	321,130	5,584,451
Washington Prime Group, Inc.	258,893	1,882,152
Xenia Hotels & Resorts, Inc.	209,185	5,265,186
		32,617,091
Real Estate Management & Development - 0.0%
Gyrodyne LLC	346	6,930
Maui Land & Pineapple, Inc. (a)	21,890	264,869
		271,799

TOTAL REAL ESTATE		32,888,890

UTILITIES - 1.9%
Electric Utilities - 0.9%
Allete, Inc.	67,122	5,156,312
IDACORP, Inc.	2,102	194,141
Portland General Electric Co.	37,076	1,581,662
		6,932,115
Gas Utilities - 0.4%
Southwest Gas Holdings, Inc.	28,790	2,179,403
WGL Holdings, Inc.	7,504	661,853
		2,841,256
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)(b)	121,348	252,691
NRG Yield, Inc.:
Class A	200,865	3,509,112
Class C	37,289	652,558
		4,414,361
Multi-Utilities - 0.1%
Avista Corp.	7,169	375,942
NorthWestern Energy Corp.	9,946	541,858
		917,800

TOTAL UTILITIES		15,105,532

TOTAL COMMON STOCKS
(Cost $632,105,975)		785,128,610
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $1,249,188)	1,250,000	1,248,818
	Shares	Value

Money Market Funds - 11.0%
Fidelity Cash Central Fund, 1.76% (e)	10,117,339	$10,119,362
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)	77,405,947	77,413,688
TOTAL MONEY MARKET FUNDS
(Cost $87,530,296)		87,533,050
TOTAL INVESTMENT IN SECURITIES - 109.7%
(Cost $720,885,459)		873,910,478
NET OTHER ASSETS (LIABILITIES) - (9.7)%		(77,168,140)
NET ASSETS - 100%		$796,742,338

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	140	June 2018	$11,439,400	$548,481	$548,481

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $549,480.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,401
Fidelity Securities Lending Cash Central Fund	59,502
Total	$106,903

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$99,862,567	$99,862,567	$--	$--
Consumer Staples	22,552,920	22,552,920	--	--
Energy	30,186,893	30,186,893	--	--
Financials	133,238,930	133,238,930	--	--
Health Care	130,651,671	130,549,001	--	102,670
Industrials	120,325,977	120,325,977	--	--
Information Technology	152,003,521	152,003,521	--	--
Materials	48,311,709	48,311,709	--	--
Real Estate	32,888,890	32,888,890	--	--
Utilities	15,105,532	15,105,532	--	--
U.S. Government and Government Agency Obligations	1,248,818	--	1,248,818	--
Money Market Funds	87,533,050	87,533,050	--	--
Total Investments in Securities:	$873,910,478	$872,558,990	$1,248,818	$102,670
Derivative Instruments:
Assets
Futures Contracts	$548,481	$548,481	$--	$--
Total Assets	$548,481	$548,481	$--	$--
Total Derivative Instruments:	$548,481	$548,481	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018